ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2024
Payables and Accruals [Abstract]
Schedule of Accrued Expenses and other Current Liabilities
	December 31,
	2023	2024

Government authorities	$8,464	$10,923
Accrued expenses	12,879	20,723
Unrecognized tax benefits	5,960	10,609
Lease liabilities, current	8,240	11,107
Hedging transaction liabilities	1,019	124

	$36,562	$53,486